K&L Gates llp State Street Financial Center One Lincoln Street Boston, MA 02111-2950 T 617.261.3100 www.klgates.com
January 9, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Brion R. Thompson, Esq.

RE:	Preliminary Proxy Materials on Schedule 14A under the Securities Exchange Act of 1934 for John Hancock Funds III (the “Trust”), File No. 811-21777
Ladies and Gentlemen:
     On behalf of the Trust, we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, the Trust’s preliminary proxy statement and form of proxy (the “Proxy Materials”) relating to a special meeting of shareholders of the Trust to be held on April 16, 2009. It is anticipated that the Proxy Materials will be first sent to shareholders on or about February 6, 2009.
     This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.
     If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Sincerely,
/s/ George P. Attisano
George P. Attisano